Schedule of other components of equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Components Of Equity
Foreign currency translation reserve	$ (7,931,418)	$ 44,922
Defined benefit remeasurement reserve	8,828
Other components of equity	$ (7,922,590)	$ 44,922